Fair Value (Quantitative Information) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.00%	317.00%
Fair Value Inputs, Repurchase Rate	(44.00%)
Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.00%	317.00%
Fair Value Inputs, Repurchase Rate	18.00%
Credit contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	97.00%	0.00%
Credit contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	98.00%	0.00%
Equity market contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	40.00%	70.00%
Volatility	14.00%	17.00%
Equity market contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	40.00%	70.00%
Volatility	32.00%	36.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	0.00%	0.00%
Withdrawal rates	0.25%	0.25%
Long-term equity volatilities	17.40%	17.40%
Nonperformance risk spread	0.04%	0.04%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	0.25%	0.25%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	2.00%	3.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	2.00%	3.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.00%	0.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.04%	0.04%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 61 – 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.26%	0.26%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	25.00%	25.00%
Withdrawal rates	10.00%	10.00%
Long-term equity volatilities	25.00%	25.00%
Nonperformance risk spread	0.57%	0.52%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.09%	0.09%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.65%	0.65%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 61 – 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	100.00%	100.00%
U.S. corporate and foreign corporate | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments		(0.65%)
Fair Value Inputs, Offered Quotes Matrix Pricing	$ 18	$ 96
Offered quotes	37	68
Quoted prices	13	$ 13
U.S. corporate and foreign corporate | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments		2.40%
Fair Value Inputs, Offered Quotes Matrix Pricing	138	$ 100
Offered quotes	109	100
Quoted prices	700	$ 780
U.S. corporate and foreign corporate | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments		0.49%
Fair Value Inputs, Offered Quotes Matrix Pricing	104	$ 98
Offered quotes	85	86
Quoted prices	99	282
RMBS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	38	29
RMBS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	111	292
RMBS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	91	93
ABS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	98	66
Quoted prices	94	97
ABS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	100	105
Quoted prices	106	103
ABS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	99	99
Quoted prices	$ 100	$ 100